Income Tax - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Taxes Paid, Net [Abstract]
Current income tax expense	$ 212,115	$ 129,456	$ 22,319
Deferred income tax (benefit) expense	695	(669)	8,964
Total income tax expenses	$ 212,810	$ 128,787	$ 31,283